Derivative Warrant Liabilities - Additional Information (Detail) - Cerberus Telecom Acquisition Corp [Member] - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Nov. 10, 2020
Class of Warrant or Right [Line Items]
Share price	$ 10.00	$ 10.00	$ 10.00
Common Class A [Member]
Class of Warrant or Right [Line Items]
Share price	$ 18.00	$ 18.00
After Closing Of Business Combination [Member] | Common Class A [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Common stock shares lock in period	30 days	30 days
Share Price Triggering Warrant Redemption [Member]
Class of Warrant or Right [Line Items]
Share price	$ 10.00	$ 10.00
Share Price Triggering Warrant Redemption [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Share price	$ 10.00	$ 10.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	8,638,966	8,638,966
Class of warrants or rights period within which registration shall be carried out with securities exchange commission	20 days	20 days
Public Warrants [Member] | After Closing Of Business Combination [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights period after which exercising of the same can be done	30 days	30 days
Class of warrants or rights outstanding term	5 years	5 years
Public Warrants [Member] | After Closing Of Business Combination [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights lock in period	30 days	30 days
Public Warrants [Member] | After Closing Of Initial Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights period after which exercising of the same can be done	12 months	12 months
Class of warrants or rights period within which registration shall be effective	60 days	60 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Triggering Share Price One [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights redemption price per warrant	$ 0.01	$ 0.01
Notice period required for warrants to be redeemed	30 days	30 days
Number of consecutive trading days	20 days	20 days
Number of trading days	30 days	30 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Triggering Share Price Two [Member]
Class of Warrant or Right [Line Items]
Share price	$ 10.00	$ 10.00
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Triggering Share Price Two [Member] | Last Reported Share Price [Member]
Class of Warrant or Right [Line Items]
Share price		18.00
Class of warrants or rights redemption price per warrant	$ 0.10	$ 0.10
Notice period required for warrants to be redeemed	30 days	30 days
Number of consecutive trading days	20 days	20 days
Number of trading days	30 days	30 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Triggering Share Price Two [Member] | Last Closing Share Price [Member]
Class of Warrant or Right [Line Items]
Share price	$ 18.00
Number of consecutive trading days	20 days	20 days
Number of trading days	30 days	30 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	272,778